First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 6.2%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	1,986,571	77,257,746
Interactive Media & Services 2.3%
Alphabet, Inc., Class A(a)	425,855	44,173,939
Total Communication Services		121,431,685
Consumer Discretionary 3.3%
Broadline Retail 0.2%
Qurate Retail, Inc.(a)	3,004,545	2,967,890
Specialty Retail 3.1%
Lowe’s Companies, Inc.	309,585	61,907,712
Total Consumer Discretionary		64,875,602
Consumer Staples 3.3%
Tobacco 3.3%
Philip Morris International, Inc.	668,863	65,046,927
Total Consumer Staples		65,046,927
Energy 10.4%
Energy Equipment & Services 2.5%
TechnipFMC PLC(a)	3,541,680	48,343,932
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	253,144	41,302,975
Marathon Petroleum Corp.	450,288	60,712,331
Williams Companies, Inc. (The)	1,822,218	54,411,430
Total		156,426,736
Total Energy		204,770,668
Financials 16.0%
Banks 9.4%
Bank of America Corp.	1,490,215	42,620,149
Citigroup, Inc.	911,926	42,760,210
JPMorgan Chase & Co.	344,831	44,934,928
Wells Fargo & Co.	1,441,627	53,888,017
Total		184,203,304
Capital Markets 1.9%
Morgan Stanley	430,762	37,820,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.7%
American International Group, Inc.	851,957	42,904,555
MetLife, Inc.	857,498	49,683,434
Total		92,587,989
Total Financials		314,612,196
Health Care 12.0%
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	693,031	28,109,338
Health Care Providers & Services 7.8%
Centene Corp.(a)	669,299	42,306,390
Cigna Corp. (The)	243,758	62,287,481
Humana, Inc.	102,406	49,714,017
Total		154,307,888
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	785,646	54,453,124
Total Health Care		236,870,350
Industrials 9.5%
Aerospace & Defense 3.0%
Raytheon Technologies Corp.	611,231	59,857,852
Ground Transportation 2.5%
CSX Corp.	972,073	29,103,866
Union Pacific Corp.	98,154	19,754,474
Total		48,858,340
Machinery 1.4%
Caterpillar, Inc.	122,268	27,979,809
Passenger Airlines 2.6%
Southwest Airlines Co.	1,543,632	50,229,785
Total Industrials		186,925,786
Information Technology 16.2%
Communications Equipment 4.1%
Cisco Systems, Inc.	1,543,326	80,677,366
Electronic Equipment, Instruments & Components 3.3%
Corning, Inc.	1,839,819	64,908,814
2	Columbia Variable Portfolio – Select Large Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.4%
Applied Materials, Inc.	575,169	70,648,008
QUALCOMM, Inc.	441,618	56,341,625
Total		126,989,633
Software 2.4%
Teradata Corp.(a)	1,159,181	46,691,811
Total Information Technology		319,267,624
Materials 10.0%
Chemicals 3.4%
FMC Corp.	550,908	67,282,394
Metals & Mining 6.6%
Barrick Gold Corp.	3,178,167	59,018,561
Freeport-McMoRan, Inc.	1,702,023	69,629,761
Total		128,648,322
Total Materials		195,930,716
Utilities 10.0%
Electric Utilities 8.0%
FirstEnergy Corp.	1,963,583	78,661,135
PG&E Corp.(a)	4,902,236	79,269,156
Total		157,930,291
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The)	1,609,144	38,748,188
Total Utilities		196,678,479
Total Common Stocks (Cost $1,596,608,883)		1,906,410,033
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	74,561	2,185,383
Total Consumer Discretionary			2,185,383
Total Preferred Stocks (Cost $10,188,944)			2,185,383

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	56,305,727	56,294,465
Total Money Market Funds (Cost $56,285,117)		56,294,465
Total Investments in Securities (Cost: $1,663,082,944)		1,964,889,881
Other Assets & Liabilities, Net		1,444,075
Net Assets		1,966,333,956

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	40,487,742	86,302,252	(70,501,080)	5,551	56,294,465	(2,272)	459,402	56,305,727
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7020_12_B01_(05/23)